THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED DECEMBER 31, 2005.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2005
                                                ------------------


Check here if Amendment [ x ]; Amendment Number:     1
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           MAY 15, 2006
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                     7
                                                   ----------
Form 13F Information Table Value Total:           $   167,386
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                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                           Form 13f Information Table
                                           Satellite Asset Management, L.P.
                                           For Quarter Ended December 31, 2005


                                                              Market    Share/                                 Vtng    Vtng     Vtng
                                                               Value     Prn       SH/  Put/ Invstmnt  Other   Authr   Authr   Authr
Name of Issuer                  Title of Class       Cusip    x 1000     Amt       PRN  Call Dscrtion  Mngr    Sole    Shrd     None
CHIRON CORP                     COM                170040109     $680      15,300  SH          SOLE             15,300
GUIDANT CORP                    COM                401698105  $94,208   1,454,949  SH          SOLE          1,454,949
PANAMSAT HLDG CORP              COM                69831Y105   $1,664      67,910  SH          SOLE             67,910
WESTCORP INC                    COM                957907108   $3,664      55,000  SH          SOLE             55,000
ABGENIX INC                     COM                00339B107  $15,258     710,000  SH          SOLE            710,000
ARDEN RLTY INC                  COM                039793104   $4,502     100,430  SH          SOLE            100,430
BURLINGTON RES INC              COM                122014103  $47,410     550,000  SH          SOLE            550,000


REPORT SUMMARY: 7 Securities                       Total     $167,386